Trade Accounts Payable - Supplier Finance Arrangements	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Trade Accounts Payable - Supplier Finance Arrangements
18.	TRADE ACCOUNTS PAYABLE – SUPPLIER FINANCE ARRANGEMENTS
See accounting policy in Note 2.3.3.
The Company has entered into agreements with financial institutions with the purpose of carrying out commercial operations with domestic and foreign suppliers. During these transactions, suppliers can exclusively transfer at their discretion, the right to receive the invoices issued against the Company to these financial institutions, which in turn comes to be the creditor of discounted instruments. The suppliers that carry out this operation receive the resources before the commercial term of the security, discounting the costs and financial charges of the transaction.
This operation does not significantly alter the prices and commercial conditions negotiated with suppliers, nor are there any financial charges for the Company.
On December 31, 2023, the amount payable by the Company arising from these operations is US$ 37.6 (2022: US$ 27.5), with an average payment term of 104 days (2022: 89 days).